Subsequent Events	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Subsequent Events
Subsequent Events
(6)	Subsequent Events

The Plan has evaluated subsequent events through June 29, 2026, the date the financial statements were available to be issued.

Effective January 1, 2026, in accordance with SECURE 2.0, the company implemented Roth catch-up contributions for employees aged 50+ earning over $150,000 in FICA earnings in 2025.